COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Jun. 30, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 122.3